COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Reimbursement Liability
	December 31,
	2 0 1 6	2 0 1 5

Royalties to an ASIC designer	139	159
Reimbursement liability to Predecessor Entity's unit holders	382	418
	521	577

Schedule of Operating Leases
Operating lease obligations as of December 31, 2016:

Lease agreement for vehicles	29
Lease agreement for office facilities lease	13
42